Inventories (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Inventories

	06.30.2019	12.31.2018
Crude oil	4,543	4,150
Oil products	2,405	2,758
Intermediate products	611	610
Natural gas and Liquefied Natural Gas (LNG)	150	122
Biofuels	25	150
Fertilizers	41	78

Total products	7,775	7,868
Materials, supplies and others	1,159	1,119

Total	8,934	8,987